Note 18 - Financial Statement Captions (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2022	2021
Licenses and subscriptions	$196,277	$43,146
Stock issuance costs	150,000	-
Prepaid insurance	96,168	72,800
Deferred costs of software sales	-	154,218
Other	-	6,826
Total	$442,445	$276,990

Other Current Liabilities [Table Text Block]
	2022	2021
Legal and professional fees	$190,200	$144,486
Cost of professional services	45,762	-
Cost of software sales	19,180	7,652
Interest expense	1,195	1,002
Other	27,160	50,940
Total	$283,497	$204,080